LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.22%
Brazil–2.61%
Hypera	1,073,700	$ 7,102,514
Kroton Educacional	2,583,000	6,913,773
TIM Participacoes	1,639,500	4,974,590
		18,990,877
Chile–0.97%
Cencosud	4,103,805	7,104,566
		7,104,566
Czech Republic–0.72%
CEZ	223,745	5,257,978
		5,257,978
■Hong Kong–28.44%
Agricultural Bank of China Class H	15,295,000	7,070,327
Bank of China Class H	15,462,100	7,027,063
Bank of Communications Class H	8,640,000	7,088,308
Beijing Enterprises Holdings	1,269,000	7,205,912
Brilliance China Automotive Holdings	7,606,000	7,555,237
CGN Power Class H	25,152,000	7,020,429
China Cinda Asset Management Class H	25,377,809	7,057,471
China CITIC Bank Class H	10,883,000	6,939,690
China Communications Construction Class H	6,761,000	7,007,170
China Construction Bank Class H	8,155,000	6,999,995
China Merchants Port Holdings	3,446,996	7,351,245
China Mobile	691,000	7,051,189
China National Building Material Class H	8,912,000	7,053,575
China Petroleum & Chemical Class H	8,694,000	6,900,129
China Resources Cement Holdings	6,978,000	7,229,904
China Resources Power Holdings	4,692,238	7,057,097
China Shenhua Energy Class H	2,878,500	6,569,288
China Telecom Class H	13,040,000	7,255,760
CITIC	4,837,000	7,230,921
Dongfeng Motor Group Class H	6,730,000	6,751,649
Fosun International	4,556,500	7,741,618
Great Wall Motor Class H	10,034,000	7,549,522
Guangzhou Automobile Group Class H	5,919,200	7,005,462
Hengan International Group	831,000	7,285,529
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Industrial & Commercial Bank of China Class H	9,507,000	$ 6,981,793
Kingboard Holdings	2,039,500	7,244,009
Postal Savings Bank of China Class H	11,914,000	6,821,634
Shimao Property Holdings	2,608,000	8,173,075
Sinopharm Group Class H	1,699,600	7,086,272
		207,311,273
Hungary–0.99%
Richter Gedeon	382,126	7,219,264
		7,219,264
India–3.06%
Indian Oil	3,174,153	7,480,828
NTPC	3,710,479	7,209,551
Vedanta	2,859,384	7,618,255
		22,308,634
Indonesia–0.85%
Indofood Sukses Makmur	13,805,500	6,184,635
		6,184,635
Malaysia–1.46%
Genting	4,236,100	6,898,849
Tenaga Nasional	1,199,200	3,725,700
		10,624,549
Mexico–1.22%
Arca Continental	341,701	1,901,248
Fibra Uno Administracion	5,050,911	6,960,852
		8,862,100
Republic of Korea–21.36%
BNK Financial Group	178,805	1,052,870
CJ CheilJedang	25,003	7,118,969
Daelim Industrial	58,169	4,940,629
DB Insurance	63,620	3,850,492
E-MART	46,050	6,985,926
GS Holdings	152,638	7,109,589
Hana Financial Group	220,294	7,073,186
Hanwha Chemical	81,480	1,505,102
†Hyosung Advanced Materials	1,564	173,306
Hyosung Chemical	3,538	439,587
†Hyosung Heavy Industries	5,077	177,462
Hyundai Heavy Industries Holdings	15,731	4,619,407
Hyundai Marine & Fire Insurance	132,210	4,417,824
LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hyundai Motor	65,999	$ 6,958,736
Hyundai Steel	14,666	581,536
Industrial Bank of Korea	574,005	7,107,222
Kangwon Land	78,789	2,222,419
KB Financial Group	191,785	7,096,461
Kia Motors	236,257	7,362,999
KT	213	5,140
†KT ADR	561,810	6,988,916
KT&G	76,895	7,011,814
LG	104,098	7,110,934
LG Electronics	107,107	7,042,687
LG Uplus	541,586	7,378,458
Lotte	84,335	3,675,875
Lotte Chemical	29,007	7,441,985
POSCO	31,471	7,027,466
Shinhan Financial Group	188,460	6,997,928
SK Telecom	32,345	7,163,404
Woori Financial Group	579,508	7,019,853
		155,658,182
Russia–5.37%
Alrosa PJSC	2,131,520	3,002,286
Gazprom ADR	1,532,785	6,924,720
Inter RAO UES PJSC	109,446,740	6,233,320
LUKOIL ADR	10,000	896,652
Novolipetsk Steel GDR	280,057	7,196,928
Rosneft Oil PJSC	903,570	5,673,563
Sberbank of Russia PJSC	2,247,740	7,345,277
VTB Bank PJSC	3,441,918,482	1,868,962
		39,141,708
South Africa–6.44%
Aspen Pharmacare Holdings	229,315	1,481,226
Exxaro Resources	689,020	7,836,077
MTN Group	1,117,024	6,870,521
Netcare	2,588,515	4,210,374
Redefine Properties	10,913,454	7,336,820
Sasol	47,719	1,487,907
Tiger Brands	138,397	2,547,081
Truworths International	868,505	4,200,414
Vodacom Group	524,405	4,049,267
Woolworths Holdings	2,157,681	6,952,202
		46,971,889
Taiwan–14.61%
AU Optronics	19,148,000	7,058,414
Catcher Technology	962,000	7,431,678
Cathay Financial Holding	4,808,000	7,023,191
China Development Financial Holding	21,776,000	7,288,626
Compal Electronics	11,629,000	7,236,918
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Far Eastern New Century	7,096,000	$ 7,025,027
Formosa Chemicals & Fibre	2,038,000	7,425,310
Fubon Financial Holding	4,787,000	7,156,020
Innolux	21,992,000	7,149,667
Nan Ya Plastics	2,885,000	7,397,512
Nanya Technology	2,763,000	5,525,757
Pegatron	4,263,000	7,392,313
Pou Chen	5,807,000	7,083,935
Shin Kong Financial Holding	24,355,000	7,185,193
United Microelectronics	18,823,000	7,128,400
		106,507,961
Thailand–1.93%
Charoen Pokphand Foods-Foreign	8,703,391	6,993,429
PTT Global Chemical-Foreign	3,323,100	7,042,019
		14,035,448
Turkey–2.63%
†Akbank	4,855,481	5,528,597
Eregli Demir ve Celik Fabrikalari	2,339,459	3,837,387
Haci Omer Sabanci Holding	1,320,531	1,863,125
Turkcell Iletisim Hizmetleri	566,854	1,230,623
Turkiye Garanti Bankasi	4,485,238	6,747,428
		19,207,160
United Arab Emirates–2.56%
Dubai Islamic Bank PJSC	2,072,576	2,767,768
Emaar Properties PJSC	5,636,492	7,212,064
First Abu Dhabi Bank PJSC	2,080,000	8,652,147
		18,631,979
Total Common Stock (Cost $721,931,847)		694,018,203
PREFERRED STOCKS–1.94%
Brazil–0.98%
Telefonica Brasil 10.15%	589,000	7,145,594
		7,145,594

LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Russia–0.96%
Transneft PJSC	2,602	$ 6,999,207
		6,999,207
Total Preferred Stocks (Cost $16,586,677)		14,144,801

MONEY MARKET FUND–1.53%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	11,143,692	11,143,692
Total Money Market Fund (Cost $11,143,692)		11,143,692
TOTAL INVESTMENTS–98.69% (Cost $749,662,216)	$719,306,696
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.31%	9,522,902
NET ASSETS APPLICABLE TO 84,364,164 SHARES OUTSTANDING–100.00%	$728,829,598

Δ Securities have been classified by country of origin.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
† Non-income producing.

The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
371	E-mini MSCI Emerging Markets Index	$19,614,770	$19,528,707	6/21/19	$86,063	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
See accompanying notes.
LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$18,990,877	$—	$—	$18,990,877
Chile	7,104,566	—	—	7,104,566
Czech Republic	—	5,257,978	—	5,257,978
Hong Kong	—	207,311,273	—	207,311,273
Hungary	—	7,219,264	—	7,219,264
India	7,209,551	15,099,083	—	22,308,634
Indonesia	—	6,184,635	—	6,184,635
Malaysia	—	10,624,549	—	10,624,549
Mexico	8,862,100	—	—	8,862,100
Republic of Korea	25,237,719	130,420,463	—	155,658,182
Russia	14,887,802	24,253,906	—	39,141,708
South Africa	14,948,095	32,023,794	—	46,971,889
Taiwan	—	106,507,961	—	106,507,961
Thailand	14,035,448	—	—	14,035,448
Turkey	12,276,025	6,931,135	—	19,207,160
United Arab Emirates	—	18,631,979	—	18,631,979
Preferred Stocks	14,144,801	—	—	14,144,801
Money Market Fund	11,143,692	—	—	11,143,692
Total Investments	$148,840,676	$570,466,020	$—	$719,306,696
Derivatives:

Assets:
Futures Contracts	$86,063	$—	$—	$86,063
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Emerging Markets 100 Fund–5